Acquisition of Assets of B&R Liquid Adventure, LLc - Schedule of Net Assets Acquired and Recorded as Goodwill (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Cash		$ 260,000
Notes payable	$ 8,500,000	140,000
Common stock issued		500,000
Total Purchase Consideration		$ 900,000